Related party transactions	12 Months Ended
Dec. 31, 2013
Related party transactions
Related party transactions

15. Related party transactions

        The following parties/ entities are considered to be related parties of the Group:

Related Party	Nature of the Relationship
WANG Haibing	Co-founder and CEO
CHENG Yunpeng	Co-founder and President
WEI Zhen	Co-founder and CTO
ZENG Liqing	Director and a principal shareholder
WANG Bin	Principal shareholder before May 2010
Shenzhen Decent Investment Limited ("Decent Investment")	Controlled by ZENG Liqing
Shenzhen ParaEngine Corporation ("PE")	Significantly influenced by ZENG Liqing who is a director of the controlling entity
Guangzhou Chuangyou Information Technology Co., Ltd ("Chuangyou")	Equity method investee of the Group
Shenzhen Ruigao Information Technology Co., Ltd. ("Ruigao")	Equity method investee of the Group
Taiwan Taomee Co., Ltd. ("Taiwan Taomee")	Equity method investee of the Group
Beijing Enlight Pictures Co. Ltd ("Enlight Media")	Controlled by WANG Changtian who is a director
Shenzhen Taole Network Technology Co., Ltd ("Shenzhen Taole")	Significantly influenced by ZENG Liqing who is a director and principal shareholder
Jiangxi Haomi Network Technology Co., Ltd ("Jiangxi Haomi")	Equity method investee of the Group
Qiming Funds	Principal shareholder

        In June 2009 and May 2012, Shanghai Taomee entered into two agreements with PE to co-develop 3-D online virtual worlds for children. For the years ended December 31, 2011, 2012 and 2013, Shanghai Taomee has paid $173,281, $203,444 and $193,559 royalties and nil, $200,000 and nil licensing fee to PE, respectively. As of December 31, 2013, the Group had $18,857 royalty fee due to PE.

        In June 2011, Shanghai Shengran entered into an agreement with Taiwan Taomee for the license to Taiwan Taomee of certain operating rights of an online game developed and owned by Shanghai Shengran. Shanghai Shengran also entered into an agreement with Taiwan Taomee for the license of certain offline products which are derived from the online game images. In 2012, Shanghai Shengran licensed Taiwan Taomee two additional online games. For the years ended December 31, 2011, 2012 and 2013 revenues generated from Taiwan Taomee were $245,015, $127,644 and $767,267 for online licensing and $240,160, $175,500 and $130,808 for offline licensing. As of December 31, 2013, the Group had an amount due from Taiwan Taomee of $72,517 and amount due to Taiwan Taomee of $347,026.

        In November 2011, Shanghai Taomee entered into an agreement with Shenzhen Taole for the license to Shanghai Taomee of certain operating rights of an online game. For the years ended December 31, 2011, 2012 and 2013, Shanghai Taomee has paid nil, $8,969 and $6,067 royalties, respectively. As of December 31, 2013, the Group had $1,594 as royalty fee due to Shenzhen Taole.

        In November 2011, the Company entered into a share transfer agreement with Qiming Funds at consideration of $52,989. The Company paid this amount in February 2012. Refer to Note 4 for a detailed description of the share transfer.

        In July 2012, Shanghai Taomee entered into an operating agreement with Chuangyou for the license to Shanghai Taomee of certain operating rights of an online game developed and owned by Chuangyou. For the years ended December 31, 2011, 2012 and 2013, Shanghai Taomee has paid nil, nil and $9,787 royalties and nil, $150,000 and $50,000 licensing fee to Chuangyou, respectively. As of December 31, 2013, the Group had $2,506 as royalty fee due to Chuangyou.

        In November 2012, Shanghai Shengran provided a RMB 480,000 (equivalent to $76,366) interest-free loan to Chuangyou. Chuangyou paid off the loan in December 2012.

        In the first quarter of 2013, Shanghai Animation entered into an agreement with Enlight Media to jointly invest in the production and distribution of the Group's feature film, Seer III: Universal Force. The film was release in July in mainland China. As of December 31, 2013, the Group had an amount due from Enlight Media of RMB 13,299,454 (equivalent to $2,169,865).